Security Types (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	$ 5,007	$ 0
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	29,082	31,449
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	43,331	44,912
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	175,486	191,242
Available-for-sale Securities, Fair Value, Total	252,906	267,603
Available-for-sale Securities, Gross Unrealized Gain	4,190	5,351
Available-for-sale Securities, Gross Unrealized Losses	2,154	1,480
Available-for-sale Securities, Amortized Cost Basis	250,870	263,732
US Government and Government Agencies and Authorities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	5,007	0
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	26,033	30,947
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	14,870	14,869
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	14,309	14,433
Available-for-sale Securities, Fair Value, Total	60,219	60,249
Available-for-sale Securities, Gross Unrealized Gain	509	375
Available-for-sale Securities, Gross Unrealized Losses	869	830
Available-for-sale Securities, Amortized Cost Basis	60,579	60,704
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	0	0
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	1,994	0
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	15,340	14,523
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	104,779	120,520
Available-for-sale Securities, Fair Value, Total	122,113	135,043
Available-for-sale Securities, Gross Unrealized Gain	1,156	1,597
Available-for-sale Securities, Gross Unrealized Losses	995	616
Available-for-sale Securities, Amortized Cost Basis	121,952	134,062
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	0	0
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	1,055	502
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	13,121	15,520
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	56,398	56,289
Available-for-sale Securities, Fair Value, Total	70,574	72,311
Available-for-sale Securities, Gross Unrealized Gain	2,525	3,379
Available-for-sale Securities, Gross Unrealized Losses	290	34
Available-for-sale Securities, Amortized Cost Basis	$ 68,339	$ 68,966